Description of Business and Basis of Presentation (Details) $ / shares in Units, $ in Thousands			3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Apr. 20, 2023 $ / shares shares	Apr. 14, 2023 shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	May 31, 2021	Mar. 31, 2023 USD ($) segment	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of reportable segments | segment						1
Revenues from related parties			$ 41,594	$ 49,259		$ 96,805	$ 96,415
Madison Square Garden Sports Corp. Investment | Advertising Sales Representation
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues from related parties			$ 0	$ 9,621		$ 8,802	$ 17,015
MSGE SPINCO, INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of reportable segments | segment								1
Percentage of seating capacity available in garden					10.00%
Revenues from related parties								$ 115,370	$ 51,657	$ 18,955
MSGE SPINCO, INC [Member] | Madison Square Garden Sports Corp. Investment | Advertising Sales Representation
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues from related parties								$ 20,878	$ 13,698
Spinoff | Subsequent Event | Madison Square Garden Entertainment | Townsquare Class A common stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares received for every one common stock shares held on record date (in shares) | shares	1
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.01
Spinoff | Subsequent Event | Madison Square Garden Entertainment | Common Class B
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares received for every one common stock shares held on record date (in shares) | shares		1
Madison Square Garden Entertainment | Spinoff | Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	33.00%
Madison Square Garden Entertainment | Spinoff | Subsequent Event | MSG Stockholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by parent	67.00%
Madison Square Garden Entertainment | Spinoff | Subsequent Event | MSGE SPINCO, INC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	33.00%
Madison Square Garden Entertainment | Spinoff | Subsequent Event | MSGE SPINCO, INC [Member] | MSG Stockholders
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Noncontrolling interest, ownership percentage by parent	67.00%